Remuneration of auditors (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Auditors Remuneration [Line Items]
Total auditors' remuneration	$ 722,507	$ 994,806	$ 945,568
Price Water House Coopers | Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	623,605	669,603	745,021
Other audit services	33,180	180,339	67,238
Total auditors' remuneration	656,785	849,942	812,259
Network Firms Of Price Water House Coopers | Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	65,722	144,864	133,309
Total auditors' remuneration	$ 65,722	$ 144,864	$ 133,309